Related Party Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Other receivables	¥ 23,944		¥ 112,320		$ 3,439
Amount due to related parties	25,106		5,763		$ 3,606
Purchase from related parties	58,459		18,235	¥ 1,685
A related party	2,112,170	$ 303,394	1,311,852	739,464
Interest expense from related party			333	1,271
Xiaomi
Related Party Transaction [Line Items]
Accounts receivable from a related party	707,947		260,984
Sales receivable from related party	23,908		112,320
Other receivables	36
Advertising and promotion expenses payable	12,919		1,887
Purchase payable	12,187		3,876
Purchase from related parties	43,037		18,235	1,685
A related party	2,112,170		1,311,852	739,464
Commission expenses	58,874		20,824	3,327
Advertising and promotion expenses	22,977		3,774
Selling and marketing expenses, total	81,851		24,598	3,327
Interest expense from related party			440	1,761
Interest income			¥ 107	¥ 490
Foshan Wanwuhulian Trade Co., Limited
Related Party Transaction [Line Items]
Purchase from related parties	¥ 15,422